Loan Payable – Related Party - Schedule of Loan Payable – Related Party (Details) - Related Party [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loan Payable – Related Party [LIne Items]
Loan payable, current		$ 479,498
Non-current loan payable	2,582,500	2,054,992
Total	$ 2,582,500	$ 2,534,490